Convertible Notes - Summary of Aggregate Future Principal Payments for the Convertible Notes (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
1 year to 2 years (Including 2 years)	$ 35,000	¥ 244,167
Total	$ 35,000	¥ 244,167